ASSETS HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on dispositions			$ 522	$ 90	$ 520	$ 106
Disposal group, disposed of by sale, not discontinued operations | Business services | Facilities Management
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Consideration received	$ 1,000
Gain on dispositions	$ 341
Disposal group, disposed of by sale, not discontinued operations | Business services | Executive relocation
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on dispositions		$ 180
Proceeds from sale		$ 230